Intangible Assets, net	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, net

Note 7 — Intangible Assets, net

Intangible assets, net consist of the following:

	Estimated	June 30, 2025			September 30, 2024
	Useful Life (years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net

Developed technology	7 – 10	$5,689	$(2,652)	$3,037	$5,689	$(2,216)	$3,473
Customer relationships	12 – 15	11,900	(1,145)	10,755	11,900	(458)	11,442
Trade names	2 – 2.5	300	(166)	134	300	(68)	232
Backlog	1	—	—	—	300	(236)	64
		$17,889	$(3,963)	$13,926	$18,189	$(2,978)	$15,211

MOBIX LABS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)

(unaudited, in thousands, except share and per share amounts)

Amortization expense related to intangible assets for the three months ended June 30, 2025 and 2024 was $407 and $481, respectively. Amortization expense related to intangible assets for the nine months ended June 30, 2025 and 2024 was $1,285 and $1,117, respectively. The weighted-average remaining lives of intangible assets as of June 30, 2025 were developed technology 5.2 years; customer relationships 11.9 years; and trade names 1.2 years.

Estimated future amortization expense for intangible assets by fiscal year as of June 30, 2025 is as follows:

Years ending September 30,
2025 (remaining three months)	$408
2026	1,589
2027	1,510
2028	1,498
2029	1,498
Thereafter	7,423
Total	$13,926

Note 7 - Intangible Assets, net

Intangible assets, net consist of the following:

	Estimated	September 30, 2024			September 30, 2023
	Useful Life (years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net

Developed technology	7 - 10	$5,689	$(2,216)	$3,473	$7,289	$(2,238)	$5,051
Customer relationships	12 - 15	11,900	(458)	11,442	300	(64)	236
Trade names	2 - 2.5	300	(68)	232	-	-	-
Backlog	1	300	(236)	64	-	-	-
		$18,189	$(2,978)	$15,211	$7,589	$(2,302)	$5,287

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands, except share and per share amounts)

The Company recorded amortization expense related to intangible assets of $1,543 and $841 during the years ended September 30, 2024 and 2023, respectively. The weighted-average remaining lives of intangible assets as of September 30, 2024 were developed technology 6.0 years; customer relationships 12.6 years; trade names 1.9 years; and backlog three months.

During the year ended September 30, 2024, as a result of declining sales of AOCs and strategic decisions on investment across the Company’s product groups, the Company tested the related long-lived assets for possible impairment. Based on this test, the Company concluded that the carrying value of the AOCs asset group exceeded its estimated fair value, and the Company recorded an impairment charge of $1,333 to write down the carrying value of the long-lived assets (consisting of developed technology and customer relationships). The Company estimated the fair value of the AOCs asset group using a discounted cash flow model.

Estimated future amortization expense for intangible assets by fiscal year as of September 30, 2024 is as follows:

Years ending September 30,

2025	$1,693
2026	1,589
2027	1,510
2028	1,498
2029	1,498
Thereafter	7,423
Total	$15,211